Income Taxes - Schedule of Components of Company's Net Deferred Income Tax Assets (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Components of Deferred Tax Assets and Liabilities [Abstract]
Depreciable assets	$ 2,858,869	$ 2,680,667
Lease obligation	449	1,306
Non-capital losses	30,555,303	22,217,470
Share issue costs	2,043,066	932,557
Scientific research and experimental development pool	4,702,033	3,131,664
Tax credits - Federal	2,184,007	1,664,384
Tax credits - Provincial	1,003,991	680,589
Other	18,365	14,206
Less: valuation allowance	(43,366,083)	(31,322,843)
Net deferred income tax assets	$ 0	$ 0